PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020	12 Months Ended
Dec. 31, 2021
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
8	PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020

On October 26, 2020, the Company announced that it had entered into an agreement with a syndicate of underwriters pursuant to which the underwriters agreed to purchase 1,786,000 units (the "Units") from the treasury of the Company, at a price of CAD 7.00 per Unit and offer them to the public by way of short form prospectus for total gross proceeds of approximately CAD 12,500 (the "Offering"). On October 27, 2020, the Company agreed to increase the size of the Offering whereby the Underwriters agreed to purchase 2,571,500 Units for aggregate gross proceeds of CAD 18,001.

The Company granted the underwriters an option (the "Over-Allotment Option") to purchase up to an additional 15% of the Units of the Offering on the same terms exercisable at any time up to 30 days following the closing of the Offering. The underwriters exercised the Over-Allotment Option in full and, together with the base offering, purchased 2,957,225 Units in total for aggregate gross proceeds of EUR 13,343 (CAD 20,701). Issuance costs directly associated with raise of funds amounted to EUR 1,216 (CAD 1,887) resulting in cash proceeds, net of issuance costs, of EUR 12,127 (CAD 18,814). Closing of the Offering occurred on November 18, 2020, with net proceeds to be used for growth initiatives, working capital and general corporate purposes.

Each Unit consists of one Common Share and one half of one warrant (each whole warrant, a "Public Offering Warrant") of the Company. Each Public Offering Warrant entitled the holder thereof to purchase one Common Share at a price equal to CAD 10.00 for a period of 36 months following the closing of the Offering (Note 9).

8	PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020 (CONTINUED)

The Public Offering Warrants included an acceleration provision, exercisable at the Company’s option, if the Company’s daily volume weighted average share price is greater than CAD 15.00 for at least ten consecutive trading days. On January 21, 2021, the Company announced that it elected to exercise its right under the terms of the warrant indenture to accelerate the expiry date of the warrants. Accordingly, the Company gave notice to all registered warrant holders that the expiry date for the Warrants was accelerated to February 22, 2021. As of December 31, 2021, all such warrants have been exercised or have expired.

In addition to the Units, the Company granted 177,434 broker warrants (“Broker Warrants”), each convertible to one Common Share and half of one Public Offering Warrant at a price equal to CAD 7.00 (Note 9).